Income Tax - Summary of Income Tax Recognized Directly in Equity (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Deferred income tax related to employee share options	$ (36)	$ (1,099)	$ 262	$ (204)